Employee benefits - Movement in net defined benefit liability - Other post retirement plans (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other post-retirement plans
Employee benefits
Estimated contributions expected to be paid		$ 1.9
Net defined benefit liability (asset) at beginning of period		64.4	$ 65.3
Current service cost		0.4	0.9
Past service costs		(25.8)	(1.9)
Interest cost (income)		2.3	2.6
Total		(23.1)	1.6
Actuarial loss (gain) arising from financial assumptions		1.5	1.5
Actuarial loss (gain) arising from demographic assumptions		(0.2)	1.7
Actuarial loss (gain) arising from experience adjustment		(3.2)	(4.5)
Foreign exchange adjustment		1.4	0.6
Total		(0.5)	(0.7)
Employer contributions		(2.1)	(2.1)
Plan participant contributions			(0.3)
Total		(2.1)	(1.8)
Net defined benefit liability (asset) at end of period	$ 38.7	$ 38.7	$ 64.4
Gain on settlement	$ 24.6
Discount rate	3.42%	3.42%
Defined benefit obligation
Employee benefits
Discount rate	3.40%	3.40%	3.90%
Defined benefit obligation | Other post-retirement plans
Employee benefits
Net defined benefit liability (asset) at beginning of period		$ 64.4	$ 65.7
Current service cost		0.4	0.9
Past service costs		(25.8)	(1.9)
Interest cost (income)		2.3	2.6
Total		(23.1)	1.6
Actuarial loss (gain) arising from financial assumptions		1.5	1.5
Actuarial loss (gain) arising from demographic assumptions		(0.2)	1.7
Actuarial loss (gain) arising from experience adjustment		(3.2)	(4.5)
Foreign exchange adjustment		1.4	0.6
Total		(0.5)	(0.7)
Plan participant contributions		(0.2)	(0.3)
Benefit payments		(2.3)	(2.5)
Total		(2.1)	(2.2)
Net defined benefit liability (asset) at end of period	$ 38.7	38.7	64.4
Fair value of plan assets | Other post-retirement plans
Employee benefits
Net defined benefit liability (asset) at beginning of period			(0.4)
Employer contributions		(2.1)	(2.1)
Plan participant contributions		0.2
Benefit payments		$ 2.3	2.5
Total			$ 0.4